Exhibit 99.1

BAMLL Commercial Mortgage Securities Trust 2016-ISQR
Commercial Mortgage Pass-Through Certificates, Series 2016-ISQR

Report To:

Banc of America Merrill Lynch Large Loan, Inc.

Bank of America, N.A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

19 July 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Banc of America Merrill Lynch Large Loan, Inc. Bank of America, N.A. Merrill Lynch, Pierce, Fenner & Smith Incorporated One Bryant Park New York, New York 10036

Re:	BAMLL Commercial Mortgage Securities Trust 2016-ISQR Commercial Mortgage Pass-Through Certificates, Series 2016-ISQR (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Banc of America Merrill Lynch Large Loan, Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”), which are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originators of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

19 July 2016

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in BAMLL Commercial Mortgage Securities Trust 2016-ISQR (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of two promissory notes (collectively, the “Trust Notes”) issued by International Square, L.P. (the “Borrower”) collectively evidencing a portion of a ten-year fixed rate interest only mortgage loan (the “Trust Loan”),
c.	The Trust Loan is part of a split loan structure consisting of the Trust Loan and one fixed rate loan (the “Companion Loan,” together with the Trust Loan, the “Mortgage Loan”) and
d.	The Mortgage Loan is secured by, among other things, a first lien mortgage on the Borrower’s fee interests in three 12-story Class A office buildings located in Washington, D.C. (the “Property”).

Procedures performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Trust Loan, Companion Loan, Mortgage Loan and Property as of 10 August 2016 (the “Cut-off Date”) and
b.	A record layout and decode table related to the information on the Preliminary Data File.

Using the information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 to Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File for the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 6

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information on the Trust Loan, Companion Loan, Mortgage Loan and Property as of the Cut-off Date and
b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and
ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	For the Mortgage Loan, the loan agreement Source Document indicates that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term (mos)”),
b.	Use “0” for the remaining amortization term of the Mortgage Loan (the “Remaining Amortization Term (mos)”),
c.	Use “NAP” for the monthly principal and interest payment of the Mortgage Loan (the “Monthly P&I Payment”),
d.	Use “NAP” for the annual principal and interest payment of the Mortgage Loan (the “Annual P&I Debt Service”),
e.	Use the Original Loan Term (mos) of the Mortgage Loan, as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Original IO Term (mos)”),
f.	Use the “Trust Original Balance” of the Trust Loan, as shown on the Final Data File, as the:
i.	Principal balance of the Trust Loan as of the Cut-off Date (the “Trust Cut-off Date Balance”) and
ii.	Principal balance of the Trust Loan as of the Maturity Date (the “Trust Maturity Balance”),

Attachment A Page 3 of 6

6. (continued)

g.	Use the “Additional Financing Amount (Original)” of the Companion Loan, as shown on the Final Data File, as the principal balance of the Companion Loan as of the Cut-off Date (the “Additional Financing Amount (Cut-off)”) and
h.	Use the “Mortgage Loan Original Balance” of the Mortgage Loan, as shown on the Final Data File, as the:
i.	Principal balance of the Mortgage Loan as of the Cut-off Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	Principal balance of the Mortgage Loan as of the Maturity Date (the “Mortgage Loan Maturity Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Loan Term (mos),
b.	Original IO Term (mos) and
c.	Seasoning

of the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the

i.	Remaining Loan Term (mos) and
ii.	Remaining IO Term (mos)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Trust Original Balance,
b.	Interest Rate,
c.	Interest Accrual Method,

d. Additional Financing Amount (Original),

e. Additional Financing Interest Rate and

f. Additional Financing Interest Accrual Method

of the Trust Loan and Companion Loan, as applicable, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 8., we recalculated the:

i.	Monthly IO Payment,
ii.	Annual IO Debt Service and
iii.	Annual Debt Service For Calcs

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

8. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly IO Payment” of the Mortgage Loan as 1/12th of the sum of:

i.	The product of:

(a) The “Trust Original Balance,” as shown on the Final Data File,

(b) The “Interest Rate,” as shown on the Final Data File, and

(c) 365/360 and

ii.	The product of:
(a)	The “Additional Financing Amount (Original),” as shown on the Final Data File,
(b)	The “Additional Financing Interest Rate,” as shown on the Final Data File, and
(c)	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual IO Debt Service” and “Annual Debt Service For Calcs” of the Mortgage Loan as the sum of:

i. The product of:

(a) The “Trust Original Balance,” as shown on the Final Data File,

(b) The “Interest Rate,” as shown on the Final Data File, and

(c) 365/360 and

ii.	The product of:
(a)	The “Additional Financing Amount (Original),” as shown on the Final Data File,
(b)	The “Additional Financing Interest Rate,” as shown on the Final Data File, and
(c)	365/360.

9.	Using the:
a.	Mortgage Loan Cut-off Date Balance,
b.	Mortgage Loan Maturity Balance,
c.	Appraisal Value and
d.	Total Property SF

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Cut-off Date LTV,
ii.	Maturity Date LTV and
iii.	Loan PSF

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to round the “Cut-off Date LTV” and “Maturity Date LTV” to the nearest 1/10th of one percent.

Attachment A Page 5 of 6

10.	Using the:
a.	Annual Debt Service for Calcs,
b.	Underwritten NOI and
c.	Underwritten NCF

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	UW NOI DSCR and
ii.	UW NCF DSCR

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to round the “UW NOI DSCR” and “UW NCF DSCR” to two decimal places.

11.	Using the:
a.	Mortgage Loan Cut-off Date Balance,
b.	Underwritten NOI and
c.	Underwritten NCF

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	UW NOI Debt Yield and
ii.	UW NCF Debt Yield

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to round the “UW NOI Debt Yield” and “UW NCF Debt Yield” to the nearest 1/10th of one percent.

12.	Using the:
a.	Largest Tenant 1 Sq. Ft.,
b.	Largest Tenant 2 Sq. Ft.,
c.	Largest Tenant 3 Sq. Ft.,
d.	Largest Tenant 4 Sq. Ft.,
e.	Largest Tenant 5 Sq. Ft. and
f.	Total Property SF

of the Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Largest Tenant 1 % of Total SF,
ii.	Largest Tenant 2 % of Total SF,
iii.	Largest Tenant 3 % of Total SF,
iv.	Largest Tenant 4 % of Total SF and
v.	Largest Tenant 5 % of Total SF

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 6

13.	Using the:
a.	Interest Rate and
b.	Administrative Fee Rate

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Document Title	Document Date

Promissory Note A-1	11 July 2016

Promissory Note A-2	11 July 2016

Promissory Note B	11 July 2016

Loan Agreement	11 July 2016

Cash Management Agreement	11 July 2016

Pro Forma Title Policy	NAP

Non-Consolidation Opinion	11 July 2016

Settlement Statement	11 July 2016

Property Source Documents

Document Title	Document Date

Appraisal Report	6 July 2016

Engineering Report	21 June 2016

Environmental Phase I Report	21 June 2016

Underwritten Rent Roll	12 July 2016

Underwriter’s Summary Report	12 July 2016

UPS Internet Site (www.usps.gov)	NAP

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County (see Note 1)	USPS Internet Site (www.usps.gov)
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property SubType	Appraisal Report
Year Built	Appraisal Report
Most Recent Renovation	Appraisal Report
Total Property SF	Underwritten Rent Roll
Occupancy Rate	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document

Appraisal Value	Appraisal Report
Appraisal Date	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Environmental Phase I Report

Major Tenant Information: (see Note 2)

Characteristic	Source Document

Largest Tenant 1	Underwritten Rent Roll
Largest Tenant 1 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 1 Expiration	Underwritten Rent Roll
Largest Tenant 2	Underwritten Rent Roll
Largest Tenant 2 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 2 Expiration	Underwritten Rent Roll
Largest Tenant 3	Underwritten Rent Roll
Largest Tenant 3 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 3 Expiration	Underwritten Rent Roll
Largest Tenant 4	Underwritten Rent Roll
Largest Tenant 4 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 4 Expiration	Underwritten Rent Roll
Largest Tenant 5	Underwritten Rent Roll
Largest Tenant 5 Sq. Ft.	Underwritten Rent Roll
Largest Tenant 5 Expiration	Underwritten Rent Roll

Exhibit 2 to Attachment A

Underwriting Information: (see Note 3)

Characteristic	Source Document

Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent Revenue	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Revenue	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Capital Items	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Real Estate Tax Escrow - Initial	Settlement Statement
Real Estate Tax Monthly Escrow	Loan Agreement
Insurance Escrow - Initial	Settlement Statement
Insurance Monthly Escrow	Loan Agreement
Replacement Reserve Escrow - Initial	Settlement Statement
Replacement Reserve Monthly Escrow	Loan Agreement
Immediate Repairs Escrow - Initial	Settlement Statement
Immediate Repairs Monthly Escrow	Loan Agreement
TI/LC Escrow - Initial	Settlement Statement
TI/LC Monthly Escrow	Loan Agreement
Other Escrow 1 Description	Loan Agreement
Other Escrow 1 Initial	Settlement Statement
Other Escrow 1 Monthly	Loan Agreement
Other Escrow 2 Description	Loan Agreement
Other Escrow 2 Initial	Settlement Statement
Other Escrow 2 Monthly	Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan, Trust Loan and Companion Loan Information: (see Note 4)

Characteristic	Source Document(s)

Title Type	Pro Forma Title Policy
Loan Purpose	Settlement Statement
Borrower Name	Loan Agreement
Single Purpose Entity	Loan Agreement
Sponsors	Loan Agreement
Independent Director	Loan Agreement
Mortgage Loan Original Balance	Promissory Note A-1, Promissory Note A-2 and Promissory Note B
Trust Original Balance	Promissory Note A-1 and Promissory Note B
Origination Date	Loan Agreement
First Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Payment Day of Month	Loan Agreement
Payment Grace Period Event of Default	Loan Agreement
Payment Grace Period Event of Late Fee	Loan Agreement
Balloon Grace Period Event of Default	Loan Agreement
Balloon Grace Period Event of Late Fee	Loan Agreement
Amortization Type	Loan Agreement
Interest Accrual Method	Loan Agreement
Interest Rate	Loan Agreement
Prepay Description	Loan Agreement
Additional Financing In Place	Loan Agreement
Additional Financing Type	Loan Agreement
Additional Financing Interest Rate	Loan Agreement
Additional Financing Amount (Original)	Promissory Note A-2
Additional Financing Interest Accrual Method	Loan Agreement
Additional Financing Amortization Type	Loan Agreement
Future Additional Debt Permitted (Y/N)	Loan Agreement
Future Additional Debt Type	Loan Agreement
Future Additional Debt Limit	Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Lockbox (see Note 5)	Loan Agreement and Cash Management Agreement
Cash Management (see Note 5)	Loan Agreement and Cash Management Agreement
Cash Flow Sweep Trigger	Loan Agreement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City,
c.	County and
d.	State

characteristics, we were instructed by the Depositor to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown on the underwritten rent roll Source Document.

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant even though the lease for each space has a different lease expiration date, all as shown on the underwritten rent roll Source Document.

3.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

4.	For the purpose of comparing the “Mortgage Loan, Trust Loan and Companion Loan Information” characteristics (except for the characteristics described in the succeeding two paragraphs of this Note 4), the Depositor instructed us to:
a.	Compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information in the applicable Source Document for the Mortgage Loan and
b.	Use the information for each characteristic described in a. above for the Mortgage Loan, Trust Loan and Companion Loan, as applicable.

For the purpose of comparing the:

a.	Trust Original Balance,
b.	Amortization Type,
c.	Interest Accrual Method and
d.	Interest Rate

characteristics, the Depositor instructed us to compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information in the applicable Source Document relating to the Trust Loan only.

Exhibit 2 to Attachment A

Notes: (continued)

4. (continued)

For the purpose of comparing the:

a.	Additional Financing In Place,
b.	Additional Financing Type,
c.	Additional Financing Interest Rate,
d.	Additional Financing Amount (Original),
e.	Additional Financing Interest Accrual Method and
f.	Additional Financing Amortization Type

characteristics, the Depositor instructed us to compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information in the applicable Source Document relating to the Companion Loan only.

5.	For purpose of comparing the “Lockbox Type” and “Cash Management” characteristics, the Depositor instructed us to use “Hard” for the “Lockbox” and “Springing” for the “Cash Management” if:
a.	Prior to the occurrence of certain trigger events that are described in the loan agreement Source Document, the cash management agreement Source Document:
i.	Requires the tenants to directly transfer all receipts to a lockbox account and
ii.	Instructs the lockbox bank to transfer funds from the lockbox account to the related borrower who is responsible for remitting monthly debt service payments and for funding escrows, and
b.	Subsequent to the occurrence of certain trigger events that are described in the loan agreement Source Document, the cash management agreement Source Document requires all funds in the lockbox account to no longer be transferred to the related borrower and for such funds to be used to remit monthly debt service payments and for funding escrows.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Occupancy As of Date
Environmental Phase II Report Date
Seismic Report Date
PML %
Ground Lessor
Ground Rent
Ground Lease Expiration Date
Carve-Out Guarantor(s)
Administrative Fee Rate
Notes

Note:   We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.